Key management transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 1,565	$ 1,142
Directors' fees	379	326
Share-based payments	$ 3,163	$ 1,633